Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Reconciliation Of Changes In Goodwil
The goodwill movement is detailed as follows:

Goodwill
ThCh$
As of January 1, 2018
Historic cost	94,617,474
Book Value	94,617,474

As of December 31, 2018
Additions for business combinations (1)	10,832,577
Other increases (decreases) (2)	21,881,066
Conversion effect	(4,286,216)
Changes	28,427,427
Book Value	123,044,901

As of December 31, 2018
Historic cost	123,044,901
Book Value	123,044,901

As of December 31, 2019
Additions for business combinations (1)	306,691
Other increases (decreases) (2)	9,153,712
Conversion effect	(7,549,866)
Changes	1,910,537
Book Value	124,955,438

As of December 31, 2019
Historic cost	124,955,438
Book Value	124,955,438

(1) See
Note 15 – Business combinations, letter a) and d).
(2) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.

Disclosure Of Carrying Amount Goodwill Related To Cash Generating Units Investments
The carrying amount of goodwill assigned to the CGUs within the Company’s segments is detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2019	As of December 31, 2018
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	25,257,686	25,257,686
	Manantial S.A.	8,879,245	8,879,245
	Compañía Pisquera de Chile S.A.	9,808,550	9,808,550
	Los Huemules S.R.L.	5,892	8,679
	Cervecería Kunstmann S.A.	456,007	456,007
	Cervecería Szot SpA. (1)	202,469	-
	Sub-Total	44,609,849	44,410,167
International Business	CCU Argentina S.A. and subsidiaries	26,014,868	24,863,266
	Marzurel S.A., Coralina S.A. and Milotur S.A.	4,422,841	4,839,916
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	5,214,846	5,236,732
	Bebidas Bolivianas BBO S.A. (2)	12,276,890	11,278,676
	Sub-Total	47,929,445	46,218,590
Wines	Viña San Pedro Tarapacá S.A.	32,416,144	32,416,144
	Sub-Total	32,416,144	32,416,144
Total		124,955,438	123,044,901

(1)

See
Note 15 – Business combinations, letter d)
.
(2)

See
Note 15 – Business combinations, letter a)
.

Disclosure of Detailed Information About in Intangible Assets And Goodwill
The following table shows the most relevant inputs for each CGU in where there is a relevant Goodwill and / or intangible assets with indefinite useful life assigned:

	Chile	Argentina	Uruguay	Paraguay	Bolivia

Estimated CAPEX for the year 2020 ThCh$	138,497	39,347	919	827	2,324
Perpetual growth	3.00%	2.20%	3.00%	2.20%	4.50%
Discount rate	7.53%	17.25%	9.31%	10.25%	10.00%